NET REVENUES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation Of Revenue [Line Items]
Revenue from contract with customer, typical contract period (less than)	6 months
Aggregate amount of transaction price allocated to unsatisfied performance obligation	$ 3,040
Customers with payment terms	30 days
Retentions receivable	$ 160	$ 156
Retentions receivable, may not be received within one year	$ 38	$ 25
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation Of Revenue [Line Items]
Percentage of recognized revenue of remaining performance obligations over the next 12 months	87.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Minimum
Disaggregation Of Revenue [Line Items]
Revenue from contract with customer, contract period	7 days
Payment of invoices	30 days
Maximum
Disaggregation Of Revenue [Line Items]
Revenue from contract with customer, contract period	3 years
Payment of invoices	90 days